As filed with the Securities and Exchange Commission on May 17, 2018.

Registration Nos. 333-146374

811-22127

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Variable Portfolio – Eaton Vance Floating-Rate Income Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 17th day of May, 2018.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of May, 2018.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Brian J. Gallagher* Brian J. Gallagher	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Chair of the Board	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ George S. Batejan* George S. Batejan	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Sandra Yeager* Sandra Yeager	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016 and incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on June 1, 2016, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2018 and incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 21, 2018.

Exhibit Index

Exhibit No.	Description
EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase